UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23556
Datum One Series Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)

The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 494-4270
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2026
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment

Company Act of 1940 (17 CFR 270.30e-1).
(b) Not Applicable.
First Sentier Global Listed Infrastructure Fund
Class I | FLIIX
ANNUAL SHAREHOLDER R
EPO
RT | Marc
h
31
, 2026
This annual shareholder report contains important information about the First Sentier Global Listed Infrastructure Fund (“Fund”) for the period of November 1, 2025 to March 31, 2026. You can find additional information about the Fund at
https://www.firstsentierfunds.com/en/insto/documents.html
. You can also request this information by contacting us at (866) 811-6468 (toll free) or (312) 557-3182.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period of November 1, 2025 to March 31, 2026?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Sentier Global Listed Infrastructure Fund	$ 35 *	0.80%
*	Represents the fee for the period from November 1, 2025 to March 31, 2026. Expenses for a full annual reporting period would be higher.
How did the Fund perform during the period under review, and what affected its performance?
Global listed infrastructure delivered healthy gains during the fiscal period from November 1, 2025 through March 31, 2026. Over this period, the Fund returned 9.04% after fees, compared to a –1.45% return from the S&P Global 1200 Index.
Performance of the asset class was supported by strong investor demand for assets perceived to be less vulnerable to disruption from artificial intelligence. Global listed infrastructure stocks also demonstrated relative resilience in March, as escalating Middle East conflict led investors to favor defensive assets.
The Fund underperformed its style-specific benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, which returned 9.80% over the same period. This underperformance was driven primarily by the Fund’s overweight exposure to the airports sector and underweight exposure to utilities and renewables.
Positioning in the toll road sector was a positive contributor to relative performance. Holdings in Latin American toll road operators Motiva (Brazil) and PINFRA

(Mexico) benefited from investor interest in their modest valuation multiples.
Airports detracted from relative performance amid concerns that passenger volumes could be negatively affected by the Iran conflict. These concerns reflected both direct impacts, as Middle East airlines faced disruption and flight cancellations, and broader risks that higher fuel costs could translate into increased airfares and dampen longer‑term demand. In contrast, utilities and renewables outperformed due to their predictable earnings profiles and defensive characteristics.
TOP PERFORMANCE CONTRIBUTORS
ONEOK Inc
Cheniere Energy Inc
Targa Resources Corp
CSX Corp
Grupo Aeroportuario del Pacifico SAB de CV
TOP PERFORMANCE DETRACTORS
Beijing Capital International Airport Co. Ltd
SBA Communications Corp.
Groupe ADP
Infrastrutture Wireless Italiane SpA
Canadian National Railway Co.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since its inception on February 28, 2017. It assumes a $1,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
Average Annual Total Returns	1 year	5 year	Since Inception
First Sentier Global Listed Infrastructure Fund	18.91%	7.69%	7.36%
S&P Global 1200 (TR)	21.03%	11.00%	12.17%
FTSE Global Core Infrastructure 50/50 Net Tax Index (TR)	17.98%	7.77%	7.66%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
https://www.firstsentierfunds.com/en/insto/documents.html
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS as of March 31, 2026
Fund net assets	$ 145,288,166%
Total number of portfolio holdings	41%
Total advisory fees paid (after waiver/reimbursement)	$ 225,390%
Portfolio turnover rate	25%
Industry Sector Allocation as % of Net Assets
Electric Utilities	24.4%
Transportation Infrastructure	21.5%
Multi-Utilities	15.1%
Ground Transportation	13.7%
Oil, Gas & Consumable Fuels	10.5%
Specialized REITs	5.5%
Gas Utilities	2.6%
Independent Power and Renewable Electricity Producers	2.0%
Water Utilities	1.7%
Diversified Telecommunication Services	1.7%
Material Fund Changes
Prior to November 3, 2025, the Global Listed Fund operated as a series of Advisors Series Trust. On November 3, 2025, the Fund was reorganized into Datum One Series Trust (the “Trust”) (the “Reorganization”). As part of the Reorganization, the Board of Trustees approved a change in fiscal year end for the Fund to March 31 to align with the fiscal year end with the other series in the Trust.
The Global Listed Fund may accrue up to 0.10% in "Shareholder Servicing Plan Fee" of the average daily net assets of the Fund's shares. Effective December 8, 2025, the Fund's accrual is set
at 0.00% through at least May 20, 2027, and any accrual increase must first be approved by the Board of Trustees (the "Board")
Effective December 8, 2025, First Sentier Investors (US) LLC (the "Adviser"), the Fund's investment adviser, contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses ( exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and any other class-specific expenses, such as shareholder servicing plan fees) exceed 0.75% of the average daily net assets of the Fund through May 20, 2027. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund's Board or upon termination of the Investment Management Agreement.
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund's prospectus, at
https://www.firstsentierfunds.com/en/insto/documents.html
or upon request at (866) 811-6468 (toll free) or (312) 557-3182.
Changes in and Disagreements with Accountants
Starting November 3, 2025, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and Tait, Weller & Baker LLP was dismissed as the Fund’s accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
Availability of Additional Information
At
https://www.firstsentierfunds.com/en/insto/documents.html
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at (866) 811-6468 (toll free) or (312) 557-3182.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as
they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866) 811-6468 (toll free) or (312) 557-3182 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FIRST SENTIER INVESTORS
First Sentier American Listed Infrastructure Fund
Class I | FLIAX
ANNUAL SH
AR
EHOLD
ER
REPO
R
T | Ma
r
c
h
31, 2026
This annual shareholder report contains important information about the First Sentier American Listed Infrastructure Fund (“Fund”) for the period of November 1, 2025 to March 31, 2026. You can find additional information about the Fund at
https://www.firstsentierfunds.com/en/insto/documents.html
. You can also request this information by contacting us at (866) 811-6468 (toll free) or (312) 557-3182.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period of November 1, 2025 to March 31, 2026?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Sentier American Listed Infrastructure Fund	$ 33 *	0.75%
*	Represents the fee for the period from November 1, 2025 to March 31, 2026. Expenses for a full annual reporting period would be higher.
How did the Fund perform during the period under review, and what affected its performance?
American listed infrastructure delivered healthy gains during the fiscal period from November 1, 2025 through March 31, 2026. Over this period, the Fund returned 12.48% after fees, compared to a –4.04% return from the S&P 500 Index.
Performance of the asset class was supported by strong investor demand for assets perceived to be less vulnerable to disruption from artificial intelligence. Listed infrastructure stocks also demonstrated relative resilience in March, as escalating Middle East conflict increased investor preference for defensive assets.
The Fund modestly outperformed its style-specific benchmark, the FTSE USA Core Infrastructure Capped Net Tax Index, which returned 12.23% over the same period. This outperformance was driven primarily by the Fund’s positioning in the North American freight rail sector.
U.S. East Coast freight rail operator Norfolk Southern benefited from positive investor sentiment surrounding its proposed merger with larger West Coast peer Union Pacific. Shares of CSX Corp. also advanced, supported by expectations that improving sentiment toward U.S. manufacturers would lead to increased freight volumes.
Offsetting these gains, the Fund’s positioning in utilities detracted from relative performance, as political and regulatory concerns weighed on large-cap electric utility holdings, including Dominion Energy and Eversource Energy.
TOP PERFORMANCE CONTRIBUTORS
ONEOK Inc
Cheniere Energy Inc
CSX Corp
Union Pacific Corp
NextEra Energy Inc
TOP PERFORMANCE DETRACTORS
SBA Communications Corp.
Eversource Energy
American Tower Corp
Algonquin Power & Utilities Corp.
Canadian National Railway Co.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since its inception on December 29, 2020. It assumes a $1,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
Average Annual Total Returns	1 year	5 year	Since Inception
First Sentier American Listed Infrastructure Fund	15.16%	8.95%	10.26%
S&P 500 (TR)	17.80%	12.06%	12.90%
FTSE USA Core Infrastructure Capped Index, Net (TR)	12.34%	7.65%	8.90%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
https://www.firstsentierfunds.com/en/insto/documents.html
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS as of March 31, 2026
Fund net assets	$ 4,419,960%
Total number of portfolio holdings	28%
Total advisory fees paid (after waiver/reimbursement)	$ — %
Portfolio turnover rate	30%
Industry Sector Allocation as % of Net Assets
Electric Utilities	29.7%
Ground Transportation	20.6%
Oil, Gas & Consumable Fuels	17.9%
Multi-Utilities	16.0%
Specialized REITs	8.7%
Independent Power and Renewable Electricity Producers	3.6%
Gas Utilities	1.1%
Material Fund Changes
Prior to November 3, 2025, the American Listed Fund operated as a series of Advisors Series Trust. On November 3, 2025, the Fund was reorganized into Datum One Series Trust (the “Trust”) (the “Reorganization”). As part of the Reorganization, the Board of Trustees approved a change in fiscal year end for the
Fund to March 31 to align with the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund's prospectus, at
https://www.firstsentierfunds.com/en/insto/documents.html
or upon request at (866) 811-6468 (toll free) or (312) 557-3182.
Changes in and Disagreements with Accountants
Starting November 3, 2025, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and Tait, Weller & Baker LLP was dismissed as the Fund’s accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
Availability of Additional Information
At
https://www.firstsentierfunds.com/en/insto/documents.html
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at (866) 811-6468 (toll free) or (312) 557-3182.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866) 811-6468 (toll free) or (312) 557-3182 and we will begin sending you separate copies of these materials within
30
days after receiving your request.
FIRST SENTIER INVESTORS

Item 2. Code of Ethics.

As of March 31, 2026, the registrant had adopted a "code of ethics" (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant's principal executive officer and principal financial officer. This code is filed as Exhibit 19(a)(1) hereto. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined the registrant has at least one “audit committee financial expert” (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The “audit committee financial expert” is JoAnn Lilek, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

First Sentier Funds

2026: $41,000

2025: $35,000

The fees paid to Deloitte & Touche LLP in 2026 and Tait, Weller & Baker, LLP in 2025 relate to the audit of the registrant’s annual financial statements and letters for the filings of the registrant’s Form N-CEN and Form N-1A.

(b) Audit-Related Fees

First Sentier Funds

2026: $0

2025: $0

(c) Tax Fees

2026: $9,000

2025: $7,200

The fees paid to Deloitte & Touche LLP in 2026 and Tait, Weller & Baker, LLP in 2025 relate to the preparation of the registrant's tax returns and review of annual distributions.

(d) All Other Fees

2026: $0

2025: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) 2026: 0%

2025: 0%

(f) Not applicable.

(g) 2026: $0

2025: $0

(h) The Audit Committee considered the non-audit services rendered to the registrant’s investment adviser and believes the services are compatible with the principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

First Sentier Funds

Annual Financial Statements and Additional Information
March 31, 2026

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

First Sentier Funds

TABLE OF CONTENTS
March 31, 2026

First Sentier Global Listed Infrastructure Fund

PORTFOLIO OF INVESTMENTS
March 31, 2026

COMMON STOCKS – 98.7%	Shares	Fair Value
ELECTRIC UTILITIES – 24.4%
American Electric Power Co. Inc. (United States)	51,272	$6,720,734
CLP Holdings Ltd. (Hong Kong)	303,500	2,857,419
Duke Energy Corp. (United States)	58,220	7,623,327
Evergy Inc. (United States)	46,683	3,824,271
NextEra Energy Inc. (United States)	61,942	5,753,173
PG&E Corp. (United States)	216,520	3,804,256
Xcel Energy Inc. (United States)	61,475	4,883,574
		$35,466,754
TRANSPORTATION INFRASTRUCTURE – 21.5%
Aena SME S.A. (Spain) (a)	143,842	$4,242,950
Aeroports de Paris S.A. (France)	23,500	2,870,928
Atlas Arteria Ltd. (Australia)	756,930	2,244,761
Beijing Capital International Airport Co. Ltd. (China) (b)	4,742,000	1,112,100
Flughafen Zurich A.G. (Switzerland)	5,781	1,810,239
Getlink SE (France)	187,405	4,043,985
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (Mexico)	147,755	3,639,094
Japan Airport Terminal Co. Ltd. (Japan)	58,500	1,936,778
Motiva Infraestrutura de Mobilidade S.A. (Brazil)	547,725	1,676,002
Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	125,272	2,029,668
Transurban Group (Australia)	583,856	5,695,424
		$31,301,929
MULTI-UTILITIES – 15.1%
Algonquin Power & Utilities Corp. (Canada)	353,300	$2,163,839
Dominion Energy Inc. (United States)	64,168	3,966,866
Hera S.p.A. (Italy)	431,481	1,990,284
National Grid PLC (United Kingdom)	298,944	5,046,203
Public Service Enterprise Group Inc. (United States)	46,440	3,759,318
Sempra (United States)	52,332	5,085,100
		$22,011,610
GROUND TRANSPORTATION – 13.7%
Canadian National Railway Co. (Canada)	39,400	$4,055,274
CSX Corp. (United States)	136,185	5,590,394
Rumo S.A. (Brazil)	621,100	1,958,081
Union Pacific Corp. (United States)	26,617	6,457,817
West Japan Railway Co. (Japan)	95,800	1,888,172
		$19,949,738

See accompanying Notes to Financial Statements.

First Sentier Global Listed Infrastructure Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2026

COMMON STOCKS — Continued	Shares	Fair Value
OIL, GAS & CONSUMABLE FUELS – 10.5%
Cheniere Energy Inc. (United States)	16,409	$4,656,218
DT Midstream Inc. (United States)	14,051	1,892,248
ONEOK Inc. (United States)	65,891	5,955,888
Targa Resources Corp. (United States)	10,795	2,706,630
		$15,210,984
SPECIALIZED REITS – 5.5%
American Tower Corp. (United States)	7,830	$1,351,301
Equinix Inc. (United States)	1,729	1,694,835
SBA Communications Corp. (United States)	28,679	4,935,943
		$7,982,079
GAS UTILITIES – 2.6%
ENN Energy Holdings Ltd. (China)	250,800	$2,042,118
UGI Corp. (United States)	47,004	1,711,886
		$3,754,004
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 2.0%
Orsted A/S (Denmark) (a),(b)	115,306	$2,859,477
WATER UTILITIES – 1.7%
United Utilities Group PLC (United Kingdom)	141,195	$2,461,899
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.7%
China Tower Corp. Ltd. (China) (a)	1,796,716	$2,456,676
TOTAL COMMON STOCKS–98.7% (Cost $127,733,099)		$143,455,150
TOTAL INVESTMENTS–98.7% (Cost $127,733,099)		$143,455,150
Other Assets in Excess of Liabilities – 1.3%		$1,833,016
NET ASSETS–100.0%		$145,288,166

Percentages are stated as a percent of net assets.

See accompanying Notes to Financial Statements.

First Sentier Global Listed Infrastructure Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2026

REIT –	Real Estate Investment Trust

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  As of March 31, 2026, these securities had a total value of $9,559,103 which represented 6.6% of the Fund's net assets.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements.

First Sentier American Listed Infrastructure Fund

PORTFOLIO OF INVESTMENTS
March 31, 2026

COMMON STOCKS – 97.6%	Shares	Fair Value
ELECTRIC UTILITIES – 29.7%
American Electric Power Co. Inc. (United States)	1,948	$255,344
Duke Energy Corp. (United States)	1,657	216,967
Evergy Inc. (United States)	1,753	143,606
NextEra Energy Inc. (United States)	3,002	278,826
PG&E Corp. (United States)	11,742	206,307
Xcel Energy Inc. (United States)	2,694	214,011
		$1,315,061
GROUND TRANSPORTATION – 20.6%
Canadian National Railway Co. (Canada)	988	$101,537
CSX Corp. (United States)	8,259	339,032
Norfolk Southern Corp. (United States)	41	11,767
Union Pacific Corp. (United States)	1,883	456,853
		$909,189
OIL, GAS & CONSUMABLE FUELS – 17.9%
Cheniere Energy Inc. (United States)	926	$262,762
DT Midstream Inc. (United States)	487	65,584
Kinder Morgan Inc. (United States)	1,526	51,167
ONEOK Inc. (United States)	3,503	316,636
Targa Resources Corp. (United States)	363	91,015
Williams (The) Cos. Inc. (United States)	73	5,313
		$792,477
MULTI-UTILITIES – 16.0%
Algonquin Power & Utilities Corp. (Canada)	10,807	$66,355
Black Hills Corp. (United States)	1,227	85,166
Dominion Energy Inc. (United States)	2,579	159,434
National Grid PLC (United Kingdom) (a)	799	67,595
Public Service Enterprise Group Inc. (United States)	1,649	133,487
Sempra (United States)	1,993	193,660
		$705,697
SPECIALIZED REITS – 8.7%
American Tower Corp. (United States)	671	$115,801
Crown Castle Inc. (United States)	156	12,684
Equinix Inc. (United States)	23	22,546
SBA Communications Corp. (United States)	1,356	233,381
		$384,412

See accompanying Notes to Financial Statements.

First Sentier American Listed Infrastructure Fund

PORTFOLIO OF INVESTMENTS  (Continued)
March 31, 2026

COMMON STOCKS — Continued	Shares	Fair Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.6%
XPLR Infrastructure LP (United States) (b)	14,833	$157,527
GAS UTILITIES – 1.1%
UGI Corp. (United States)	1,353	$49,276
TOTAL COMMON STOCKS–97.6% (Cost $3,846,794)		$4,313,639
TOTAL INVESTMENTS–97.6% (Cost $3,846,794)		$4,313,639
Other Assets in Excess of Liabilities – 2.4%		$106,321
NET ASSETS–100.0%		$4,419,960

Percentages are stated as a percent of net assets.

REIT –	Real Estate Investment Trust

(a)
This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S.
national securities exchange.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements.

First Sentier Funds

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026

	First Sentier Global Listed Infrastructure Fund	First Sentier American Listed Infrastructure Fund
ASSETS
Investment securities— at fair value (cost $127,733,099 and $3,846,794, respectively)	$143,455,150	$4,313,639
Cash	1,469,833	106,129
Foreign currencies at value (cost $107,768 and $148, respectively)	107,603	152
Receivable for:
Dividends and interest	254,632	4,760
Dividend reclaims	64,348	97
Investments sold	—	1,181
Reimbursement from Adviser (Note 6)	92,936	22,604
Prepaid expenses	8,007	15,096
Total assets	145,452,509	4,463,658
LIABILITIES
Payable for:
Advisory fees	93,493	2,775
Fund accounting and administrative services fees	21,011	12,167
Custodian fees	4,597	816
Transfer agent fees and expenses	6,244	5,037
Compliance and Financial Officer Services fees	2,917	2,916
Trustee fees and expenses	652	19
Accrued expenses and other liabilities	35,429	19,968
Total liabilities	164,343	43,698
NET ASSETS	$145,288,166	$4,419,960
SUMMARY OF SHAREHOLDERS’ EQUITY
Capital stock—no par value; unlimited authorized shares; 11,480,384 and 400,839, respectively outstanding shares	121,450,097	3,845,258
Distributable earnings	23,838,069	574,702
NET ASSETS	$145,288,166	$4,419,960
NET ASSET VALUE
Offering and redemption price per share	$12.66	$11.03

See accompanying Notes to Financial Statements.

First Sentier Funds

STATEMENTS OF OPERATIONS

	First Sentier Global Listed Infrastructure Fund		First Sentier American Listed Infrastructure Fund
	Five Months Ended March 31, 2026(a)	Year Ended October 31, 2025	Five Months Ended March 31, 2026(a)	Year Ended October 31, 2025
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $99,426, $157,883, $146 and $39, respectively)	$1,713,230	$4,245,868	$55,851	$100,574
Total investment income	1,713,230	4,245,868	55,851	100,574
EXPENSES
Advisory fees (Note 6)	450,833	1,002,754	12,696	27,852
Fund accounting and administrative services fees (Note 6)	45,236	168,425	30,335	118,310
Trustee fees and expenses (Note 6)	44,005	27,666	1,211	26,167
Audit and tax services fees	31,633	21,700	25,184	21,700
Legal fees	30,341	6,840	1,203	6,084
Shareholder reporting	27,477	9,416	5,518	8,835
Shareholder servicing fees (Note 7)	23,099	133,701	—	—
Transfer agent fees and expenses (Note 6)	15,435	53,436	12,434	23,313
Compliance and Financial Officer Services fees (Note 6)	14,779	15,000	14,400	15,000
Other	9,801	7,034	8,393	5,872
Custodian fees (Note 6)	9,756	54,121	2,057	7,480
Registration Fees	1,600	34,135	2,799	30,616
Insurance expense	1,286	4,648	36	3,122
Total expenses	705,281	1,538,876	116,266	294,351
Waiver/Reimbursement from Adviser (Note 6)	(225,443)	(268,630)	(103,570)	(266,499)
Net expenses	479,838	1,270,246	12,696	27,852
Net investment income	1,233,392	2,975,622	43,155	72,722
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	8,826,842	7,050,357	159,935	273,616
Foreign currency transactions	(44,192)	1,584	—	69
Net change in unrealized appreciation (depreciation) of:
Investments	2,995,925	6,514,490	279,933	(148,697)
Translation of foreign currency denominated amounts	(3,575)	10,284	5	1
Net realized and unrealized gain	11,775,000	13,576,715	439,873	124,989
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,008,392	$16,552,337	$483,028	$197,711

(a)	During the period, the fiscal year end changed to March 31 from October 31.

See accompanying Notes to Financial Statements.

First Sentier Funds

STATEMENTS OF CHANGES IN NET ASSETS

	First Sentier Global Listed Infrastructure Fund
	Five Months Ended March 31, 2026(a)	Year Ended October 31, 2025	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,233,392	$2,975,622	$3,077,216
Net realized gain	8,782,650	7,051,941	3,057,807
Net change in unrealized appreciation on investments	2,992,350	6,524,774	18,535,234
Net increase in net assets resulting from operations	13,008,392	16,552,337	24,670,257
Distributions to shareholders	(10,173,663)	(6,225,771)	(2,689,587)
Capital stock transactions:
Proceeds from capital stock sold	2,736,170	10,749,492	16,102,957
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	10,088,649	6,172,693	2,665,393
Cost of capital stock repurchased	(11,654,654)	(13,647,954)	(15,739,135)
Net increase from capital stock transactions	1,170,165	3,274,231	3,029,215
Total change in net assets	4,004,894	13,600,797	25,009,885
NET ASSETS
Beginning of period	141,283,272	127,682,475	102,672,590
End of period	$145,288,166	$141,283,272	$127,682,475
CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	232,668	944,649	1,512,024
Shares issued to shareholders upon reinvestment of dividends and distributions	868,214	557,606	258,776
Shares of capital stock repurchased	(908,796)	(1,164,542)	(1,435,294)
Change in capital stock outstanding	192,086	337,713	335,506

(a)	During the period, the fiscal year end changed to March 31 from October 31.

See accompanying Notes to Financial Statements.

First Sentier Funds

STATEMENTS OF CHANGES IN NET ASSETS

	First Sentier American Listed Infrastructure Fund
	Five Months Ended March 31, 2026(a)	Year Ended October 31, 2025	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$43,155	$72,722	$70,323
Net realized gain	159,935	273,685	143,285
Net change in unrealized appreciation (depreciation) on investments	279,938	(148,696)	555,426
Net increase in net assets resulting from operations	483,028	197,711	769,034
Distributions to shareholders	(342,150)	(206,460)	(80,594)
Capital stock transactions:
Proceeds from capital stock sold	70,094	174,949	400,644
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	246,372	153,548	65,880
Cost of capital stock repurchased	—	(30)	(54,422)
Net increase from capital stock transactions	316,466	328,467	412,102
Total change in net assets	457,344	319,718	1,100,542
NET ASSETS
Beginning of period	3,962,616	3,642,898	2,542,356
End of period	$4,419,960	$3,962,616	$3,642,898
CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	6,545	16,915	37,925
Shares issued to shareholders upon reinvestment of dividends and distributions	25,295	15,039	7,256
Shares of capital stock repurchased	—	(3)	(5,915)
Change in capital stock outstanding	31,840	31,951	39,266

(a)	During the period, the fiscal year end changed to March 31 from October 31.

See accompanying Notes to Financial Statements.

First Sentier Global Listed Infrastructure Fund

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Period

	Five Months Ended March 31,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
Per share operating performance:
Net asset value, beginning of period	$12.52	$11.66	$9.67	$10.49	$11.93	$10.24
Income from investment operations:
Net investment income(a)	$0.11	$0.26	$0.29	$0.24	$0.19	$0.19
Net realized and unrealized gain (loss) on investment securities	0.95	1.17	1.96	(0.55)	(0.90)	1.77
Total from investment operations	$1.06	$1.43	$2.25	$(0.31)	$(0.71)	$1.96
Less distributions:
Distributions from net investment income	$(0.27)	$(0.28)	$(0.26)	$(0.18)	$(0.21)	$(0.13)
Distributions from net realized capital gains	(0.65)	(0.29)	—	(0.33)	(0.52)	(0.14)
Total distributions	$(0.92)	$(0.57)	$(0.26)	$(0.51)	$(0.73)	$(0.27)
Net asset value, end of period	$12.66	$12.52	$11.66	$9.67	$10.49	$11.93
Total investment return(b)	9.04%(c)	12.95%	23.64%	(3.51)%	(6.30)%	19.36%
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$145,288	$141,283	$127,682	$102,673	$76,782	$70,588
Ratio of expenses to average net assets:
Before waiver/reimbursement	1.18%(d)	1.15%	1.13%	1.17%	1.24%	1.30%
After waiver/reimbursement	0.80%(d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets:
Before waiver/reimbursement	1.67%(d)	2.03%	2.39%	2.15%	1.49%	1.34%
After waiver/reimbursement	2.05%(d)	2.23%	2.57%	2.37%	1.78%	1.69%
Portfolio turnover rate	25.37%(c)	70.19%	64.63%	41.43%	43.81%	56.09%

(a)	Per share amount is based on average shares outstanding.
(b)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(c)	Not annualized for periods less than a year.
(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

First Sentier American Listed Infrastructure Fund

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Period

	Five Months Ended March 31,	Year Ended October 31,				Period Ended October 31,
	2026	2025	2024	2023	2022	2021*
Per share operating performance:
Net asset value, beginning of period	$10.74	$10.81	$8.54	$10.95	$12.12	$10.00
Income from investment operations:
Net investment income(a)	$0.11	$0.20	$0.21	$0.18	$0.23	$0.09
Net realized and unrealized gain (loss) on investment securities	1.10	0.34	2.33	(0.69)	(0.70)	2.03
Total from investment operations	$1.21	$0.54	$2.54	$(0.51)	$(0.47)	$2.12
Less distributions:
Distributions from net investment income	$(0.21)	$(0.21)	$(0.19)	$(0.24)	$(0.14)	$—
Distributions from net realized capital gains	(0.71)	(0.40)	(0.08)	(1.66)	(0.56)	—
Total distributions	$(0.92)	$(0.61)	$(0.27)	$(1.90)	$(0.70)	$—
Net asset value, end of period	$11.03	$10.74	$10.81	$8.54	$10.95	$12.12
Total investment return(b)	12.48%(c)	5.31%	30.35%	(6.83)%	(4.23)%	21.20%(c)
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$4,420	$3,963	$3,643	$2,542	$2,173	$5,469
Ratio of expenses to average net assets:
Before waiver/reimbursement	6.87%(d)	7.93%	8.80%	10.15%	6.67%	6.45%(d)
After waiver/reimbursement	0.75%(d)	0.75%	0.75%	0.75%	0.75%	0.75%(d)
Ratio of net investment income to average net assets:
Before waiver/reimbursement	(3.57)%(d)	(5.22)%	(5.68)%	(7.37)%	(4.44)%	(4.36)%(d)
After waiver/reimbursement	2.55%(d)	1.96%	2.37%	2.03%	1.48%	1.34%(d)
Portfolio turnover rate	29.74%(c)	74.81%	82.30%	78.02%	73.76%	58.21%(c)

*	For the period from December 29, 2020 (Commencement of Operations) to October 31, 2021.
(a)	Per share amount is based on average shares outstanding.
(b)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(c)	Not annualized for periods less than a year.
(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS
March 31, 2026

NOTE 1 — Organization
Datum One Series Trust (the “Trust”) is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated February 24, 2026. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The First Sentier Global Listed Infrastructure Fund (the “Global Listed Fund”) and the First Sentier American Listed Infrastructure Fund (the “American Listed Fund”), (together the “Funds”; each a “Fund”) each constitutes a series of the Trust. These financial statements and notes only relate to these Funds.
The Global Listed Fund is diversified and the American Listed Fund is non-diversified. The investment objective of the Global Listed Fund and the American Listed Fund is to seek to achieve growth of capital and inflation-protected income. The Global Listed Fund and the American Listed Fund currently offer Class I shares. The Global Listed Fund’s Class I shares commenced operations on February 28, 2017. The American Listed Fund’s Class I shares commenced operations on December 29, 2020.
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Prior to November 3, 2025, the Global Listed Fund and the American Listed Fund each operated as a series of Advisors Series Trust. On November 3, 2025, the Funds were reorganized into the Trust (the “Reorganizations”). As part of the Reorganizations, the Board of Trustees approved a change in fiscal year end for each Fund to March 31 to align the fiscal year end with the other series in the Trust.
NOTE 2 — Significant Accounting Policies
The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A. Security Valuation
The Funds' investments are reported at fair value as defined by U.S. GAAP. The Funds generally determine their net asset value (“NAV”) as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Further discussion of valuation methods, inputs and classifications can be found under Disclosure of Fair Value Measurements.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

B. Securities Transactions, Related Investment Income and Foreign Currency Translations
Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency fair value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the “Net realized gain (loss) on investments” and “Net change in unrealized appreciation (depreciation) of investments” on the Statements of Operations.
Net realized gains and losses from foreign currency transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Realized gains and losses are recorded on the basis of identified cost. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.
The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The Funds have made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in its annual distribution to its shareholders and, accordingly, a portion of the Funds' distributions may also be designated as a return of capital.
C. Expense Allocations
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser's series of funds based on relative net assets or another reasonable basis.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

D. Use of Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.
E. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures ("ASU 2023-09"), which enhances income tax disclosure requirements by providing greater disaggregation of information by jurisdiction and category and by eliminating certain disclosures that are no longer considered meaningful. ASU 2023-09 is effective for annual reporting periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal year. The adoption of ASU 2023-09 did not have a material impact on the Funds' financial statements or related disclosures.
NOTE 3 — Principal Risks
Below is a summary of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ NAV and total return. The Funds’ most recent prospectus provides further descriptions of the Funds’ investment objective, principal investment strategies and principal risks.
Management Risk. The Funds are subject to management risk as actively managed portfolios. First Sentier Investors (Australia) IM Ltd (the "Sub-Adviser") will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The Sub-Adviser may be incorrect in its assessment of a stock's appreciation potential.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Funds' portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Unexpected political, regulatory, diplomatic, or military events, including geopolitical tensions and armed conflicts, may adversely affect investor and consumer confidence and may result in significant market disruptions, increased volatility, or reduced liquidity in certain markets or globally. In addition, governmental or supranational responses to such events, including sanctions, trade restrictions, export or import controls, or other market interventions, may have

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

a negative impact on issuers, industries, economies, and the value of the Funds' investments. These events may be difficult to predict, may occur suddenly, and may have prolonged or unpredictable adverse effects on global or regional economies and financial markets, which could negatively impact the Funds' performance.
Equity Securities Risk. Equity securities may fluctuate in value, sometimes rapidly and unpredictably, more than other asset classes, such as fixed income securities, and may fluctuate in price based on overall market and economic conditions and perceptions. If the market prices of the Funds' investments fall, the value of your investment in the Funds will go down.
Infrastructure Companies Risk. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.
In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.
Further, national and local environmental laws and regulations affect the operations of infrastructure projects. Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.
Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financial capital construction and the cost of complying with U.S. federal and state regulations, among other factors.
Industrials Sector Risk. Companies in the industrials sector may be adversely affected by, among other things, supply and demand for raw materials and for products and services. In addition, government regulation, world events, exchange rates and economic conditions, technological developments and produce obsolescence, fuel prices, labor agreements, insurance costs, and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

Concentration Risk. Since the securities of companies in the same industry or group of industries will comprise a significant portion of each Fund’s portfolio, the Funds will be more significantly impacted by adverse developments in such industries than a fund that invests in a wider variety of industries.
Emerging Markets Risk (Global Listed Fund). The Fund's investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities in more developed countries.
Foreign Currency Risk (Global Listed Fund). Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund's income.
Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Funds' foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Funds' investments in foreign securities. In addition, issuers of foreign securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards.
Depositary Receipt Risk. Depositary receipts may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, where a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. In addition, investment in ADRs, EDRs and GDRs may be less liquid than the underlying shares in their primary trading market.
Stapled Securities Risk. A stapled security is comprised of two different securities—a unit of a trust and a share of a company—that are “stapled” together and treated as a unit at all times, including for transfer or trading. The characteristics and value of a stapled security are influenced by both underlying securities. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.
Real Estate Investment Trust (REIT) Risk. The value of real estate investment trusts and similar REIT-like entities ("REITs") may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.
Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involved high transaction costs. IPO shares are subject to market risk and liquidity risk.
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.
Limited Partnership and MLP Risk (Global Listed Fund). Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock. Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. Certain tax risks are associated with an investment in units of limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Funds to employ fair value procedures to value its holdings in such investments.
Non-Diversification Risk (American Listed Fund). To the extent that the Fund invests its assets in fewer securities, the Fund is subject to a greater risk of loss if any of those securities become permanently impaired than a fund that invests more widely.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

Because of these and other risks, you could lose money by investing in the Funds.
An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
NOTE 4 — Purchases and Sales of Investment Securities
For the period from November 1, 2025 to March 31, 2026 the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	Cost of Purchases of Investment securities	Proceeds of Investment securities sold
Global Listed Fund	$36,698,847	$44,160,482
American Listed Fund	1,223,593	1,215,537

The Funds had no purchases or sales of U.S. government securities during the period from November 1, 2025 to March 31, 2026.
NOTE 5 — Federal Income Tax
No provision for federal income tax is required because each of the Funds has elected to be taxed as a “regulated investment company” under the Internal Revenue Code (the “Code”) and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, its taxable net investment income and taxable net realized gains on investments.
As of and for the period ended March 31, 2026, the Funds did not have any liability for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the period ended March 31, 2026, the Funds did not incur any interest or penalties. The statute of limitations remains open for 3 years, once a return is filed. No examinations are in progress at this time.
At March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation / (Depreciation)
Global Listed Fund	$2,051,073	$7,297,658	$—	$14,489,338
American Listed Fund	94,788	77,377	—	402,537

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among the capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications primarily relate to financial reporting adjustments that are not recognized for federal income tax purposes. These reclassifications have no impact on the net assets or the NAV per share of the Funds.
At March 31, 2026, the following reclassifications were recorded:

	Distributable Earnings	Paid-in Capital
Global Listed Fund	$(5,431)	$5,431
American Listed Fund	—	—

The tax status of distributions paid during the period ended March 31, 2026 and years ended October 31, 2025 and October 31, 2024 were as follows:

	Dividends from Ordinary Income 2026	Dividends from Long-term Capital Gains 2026	Total Distributions 2026	Dividends from Ordinary Income 2025	Dividends from Long-term Capital Gains 2025	Total Distributions 2025	Dividends from Ordinary Income 2024	Dividends from Long-term Capital Gains 2024	Total Distributions 2024
Global Listed Fund	$4,078,120	$6,095,543	$10,173,663	$3,687,257	$2,538,514	$6,225,771	$2,689,587	$—	$2,689,587
American Listed Fund	$129,499	$212,651	$342,150	$160,973	$45,487	$206,460	$55,334	$25,260	$80,594

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

As of March 31, 2026, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Listed Fund	$128,965,251	$18,373,048	$(3,883,149)	$14,489,899
American Listed Fund	3,911,108	492,423	(89,892)	402,531

NOTE 6 —  Advisory Fees and Other Affiliated Transactions
Pursuant to an Investment Management Agreement (the “Agreement”) between Datum One Series Trust (the “Trust”) and First Sentier Investors (US) LLC (the “Adviser”), advisory fees are accrued daily and paid monthly to the Adviser based on the average daily net assets of the Funds.  The Adviser has contractually agreed to waive advisory fees and reimburse certain other expenses to the extent total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and any other class-specific expenses, such as shareholder servicing plan fees) exceed certain annual rates of the average daily net assets of the Funds.  The following annualized advisory fees and contractual expense limits were in effect for the period ended March 31, 2026. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Funds' Board or upon termination of the Management Agreement.

	Advisory Fee	Contractual Expense Limit
Global Listed Fund	0.75%	0.75%*
American Listed Fund	0.75%	0.75%

*	Effective December 8, 2025. Prior to December 8, 2025, the expense cap was 0.85%.
First Sentier Investors (Australia) IM Ltd serves as Sub-Adviser of the Funds pursuant to an investment sub-advisory agreement between the Adviser and the Sub-Adviser. For its services to the Funds, the Sub-Adviser receives a fee from the Adviser, computed and accrued daily and paid quarterly at an annual rate of approximately 0.75% of the average daily net assets of the Funds.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

For the period ended March 31, 2026, the Adviser waived and/or reimbursed the Global Listed Fund and the American Listed Fund $225,443 and $103,570, respectively, and for the year ended October 31, 2025, the Adviser waived and/or reimbursed the Global Listed Fund and the American Listed Fund $268,630 and $266,499, respectively, which is reflected as “Waiver/Reimbursement from Adviser” on the Statements of Operations. The amounts eligible for recoupment by the Adviser as of March 31, 2026 are $128,088, $208,447, $268,630 and $225,443 expiring October 31, 2026, October 31, 2027, October 31, 2028 and March 31, 2029, respectively for the Global Listed Fund and  $139,886, $239,112, $266,499 and $103,570, expiring October 31, 2026, October 31, 2027, October 31, 2028 and March 31, 2029, respectively for the American Listed Fund.
As of November 3, 2025, Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), provides distribution services to the Funds pursuant to a Distribution Agreement with the Trust, on behalf of the Funds. Prior to November 3, 2025, Quasar Distributors, LLC ("Quasar"), also a wholly owned subsidiary of Foreside Financial Group, LLC, provided distribution services to the Funds. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. No compensation is payable by the Trust to the Distributor for such distribution services. The Adviser, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services.
As of November 3, 2025, The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay the Administrator a tiered basis-point fee based on the Funds' net assets and certain per account and transaction charges. The total fees paid to the Administrator for the period ended March 31, 2026 are disclosed on the Statements of Operations in the accounts disclosed below:

	For the period ended March 31, 2026
	Transfer Agent Fees and Expenses	Custodian Fees	Fund Accounting and Administrative Services and Fees
Global Listed Fund	$15,435	9,756	45,236
American Listed Fund	$12,434	2,057	30,335

Prior to November 3, 2025, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"), served as the Funds' administrator, fund accountant and transfer agent. U.S. Bank N.A. served as custodian ("The Custodian") to the Funds. The Custodian was an affiliate of Fund Services. Fund Services maintained the Funds' books and records, calculated the Funds' NAV, prepared various federal and state regulatory filings, coordinated the payment of fund expenses, reviewed expense accruals and prepared materials supplied to the Board of trustees. The

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

officers of the Trust, including the Chief Compliance Officer, were employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the fiscal year ended October 31, 2025 are disclosed on the Statements of Operations in the accounts disclosed below:

	For the year ended October 31, 2025
	Transfer Agent Fees and Expenses	Custodian Fees	Fund Accounting and Administrative Services and Fees	Compliance and Financial Officer Services fees
Global Listed Fund	$53,436	54,121	168,425	15,000
American Listed Fund	$23,313	7,480	118,310	15,000

As of November 3, 2025, Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“ACA Group”) provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust, on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay ACA Group an annual base fee, and has agreed to reimburse ACA Group for certain expenses incurred on behalf of the Funds. Total fees paid to ACA Group pursuant to this agreement are reflected as “Compliance and Financial Officer Services fees” on the Statements of Operations.
As of November 3, 2025, certain Officers and Trustees of the Trust are affiliated with ACA Group, the Administrator, or the Distributor and receive no compensation directly from the Funds for serving in their respective role. The Global Listed Fund and American Listed Fund paid $44,005, and $1,211, respectively, for the period ended March 31, 2026 in Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust on behalf of the Funds directly to the Trustees who are not interested persons of the Funds, which is reflected as “Trustee fees and expenses” on the Statements of Operations.
NOTE 7 — Shareholder Servicing Fee
The Funds have entered into a shareholder servicing agreement ("the Agreement") with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.10% for each Funds' average daily net assets. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

services to the Funds and include establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. The shareholder servicing fees accrued by the Global Listed Fund for the period ended March 31, 2026 and year ended October 31, 2025 are disclosed in the Statements of Operations.
NOTE 8 — Disclosure of Fair Value Measurements
The Funds' Board of Trustees (the “Board”) has designated the Adviser through its Fair Valuation Committee (the “Committee”) as valuation designee, responsible for determining the fair value of the assets of the Funds for which market quotations are not readily available using valuation procedures approved by the Board. The Committee uses the following methods and inputs to establish the fair value of the Funds' assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, the Funds' equity securities are generally valued at the latest quotations available from the approved pricing service as of the closing of the primary exchange.
The Committee may use various inputs in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Events occurring after the close of trading on non- U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Funds may utilize an independent fair valuation service in adjusting the valuations of foreign securities.
The Funds' assets are classified on three hierarchical levels. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange ("NYSE"). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Level 3 values are based on significant unobservable inputs that reflect the Committee’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

The following tables present the valuation levels of the Funds' investments as of March 31, 2026:

Global Listed Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$104,026,859	$39,428,291	$—	$143,455,150
Total Investments	$104,026,859	$39,428,291	$—	$143,455,150

American Listed Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$4,313,639	$—	$—	$4,313,639
Total Investments	$4,313,639	$—	$—	$4,313,639
As of March 31, 2026, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 for the period ended March 31, 2026.
NOTE 9 — Operating Segments
FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures related to a public entity's reportable segments. In connection with ASU 2023-07, the Managing Director Americas of the Adviser together with Officers of the Trust act as the Funds' Chief Operating Decision Maker ("CODM"). Each individual Fund represents a single operating segment, as the CODM monitors the operating results of each Fund and each Fund's long term strategic asset allocation is pre-determined in accordance with each Fund's investment objective which is executed by each Fund's portfolio managers as a team. The financial information in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, is consistent with that presented within each Fund's financial statements and financial highlights.
NOTE 10 — Subsequent Events
Management has evaluated subsequent events for the Funds occurring after March 31, 2026 through the date this report was issued and concluded that no subsequent events occurred which require recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and Board of Trustees of Datum One Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Datum One Series Trust comprising the First Sentier Global Listed Infrastructure Fund and First Sentier American Listed Infrastructure Fund (the “Funds”), including the portfolios of investments, as of March 31, 2026; the related statements of operations, changes in net assets, and the financial highlights for the five months period ended March 31, 2026, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds listed above constituting Datum One Series Trust as of March 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the five months period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America. The First Sentier Global Listed Infrastructure Fund statement of operations for the year ended October 31, 2025, statement of changes in net assets for the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 and First Sentier American Listed Infrastructure Fund statement of operations for the year ended October 31, 2025, statement of changes in net assets for the two years in the period ended October 31, 2025 and the financial highlights for each of the four years in the period ended October 31, 2025 and the period December 29, 2020 (Commencement of Operations) through October 31, 2021 were audited by other auditors whose report dated December 29, 2025 expressed an unqualified opinion on the statements of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
May 21, 2026
We have served as the auditor of one or more First Sentier Investors (US) LLC investment companies since 2025.

First Sentier Funds

ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)

Other Information
At www.firstsentierfunds.com, you can find additional information about the Funds, including the Funds' prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at (866) 811-6468 (toll free) or (312) 557-3182.

First Sentier Funds

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Starting November 3, 2025, in connection with the Reorganizations noted in Note 1, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Funds and replaced Tait, Weller & Baker LLP as the Predecessor Funds’ accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
The reports of Tait, Weller & Baker LLP on the financial statements for the fiscal years ended October 31, 2024 and 2025 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.
During the Funds’ fiscal years ended October 31, 2024 and 2025, and for the period from November 1, 2025 through November 3, 2025, there have been no disagreements with Tait, Weller & Baker LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of Tait, Weller & Baker LLP would have caused them to make reference thereto in their reports on the financial statements for such years. During the fiscal years ended October 31, 2024 and 2025, and for the period from November 1, 2025 through November 3, 2025, there have been no reportable events (as defined in S-K 304(a)(1)(v)).
The Funds have requested that Tait, Weller & Baker LLP furnish them with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter, dated May 21, 2026, is filed as Exhibit a5 to this Form N-CSR.
During the fiscal years ended October 31, 2024 and 2025, and for the period from November 1, 2025 through November 3, 2025, the Funds have not consulted with Deloitte regarding any of the matters described in S-K 304(a)(2)(i) or S-K 304(a)(2)(ii).

First Sentier Funds

Proxy Disclosure for Open-End management Investment Companies

Not applicable

First Sentier Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

A. BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Section 15 of the Investment Company Act of 1940 (the“1940 Act”) requires that the investment management agreement between Datum One Series Trust (the “Trust”) and First Sentier Investors (US) LLC (the “Adviser”) with respect to the First Sentier American Listed Infrastructure Fund and the First Sentier Global Listed Infrastructure Fund (each, a “Fund” and, together, the “Funds”) (the “Investment Management Agreement”) be approved by the vote of a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  It is the duty of the Board to request and evaluate, and the duty of the Adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the Investment Management Agreement.
At a meeting held on May 20, 2025, (the “Meeting”), the Board formally considered and approved the Investment Management Agreement for an initial two-year term (beginning on the date of the Reorganizations (as defined below). The Board noted that the Funds were to be newly created “shell” series of the Trust in anticipation of a proposed reorganization of the First Sentier American Listed Infrastructure Fund and the First Sentier Global Listed Infrastructure Fund (each a “Predecessor Fund” and, collectively, the “Predecessor Funds”), each a series of Advisors Series Trust (the reorganization of each Predecessor Fund with and into its respective Fund, each a “Reorganization” and, collectively, the “Reorganizations”).
Prior to the Meeting, the Board requested, and the Adviser provided, both written and oral reports containing information in connection with the consideration of the Investment Management Agreement, and the Board had the opportunity to ask questions and request further information. In approving the Investment Management Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including: (1) the nature, extent, and quality of services to be furnished by the Adviser, projections of the Adviser’s costs of providing the services and possible economies of scale as and if the Funds grow larger, and whether and how the benefits of scale may be shared with the Funds; (2) the Funds’ interest in having a financially strong investment manager capable of competing with other investment advisers and financial institutions in attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of administering a developing and expanding investment management business; (3) the risks assumed by the Adviser in complying with investment restrictions and applicable securities and tax laws, and its possible substantial liabilities to the Funds for failure to comply; (4) the volatility of the financial markets and thus of investment management fee income; (5) comparative expense ratios and management fees of competitive funds; (6) fall-out benefits to the Adviser and its affiliates, if any; and (7) the projected profitability of the Adviser from providing services to the Funds as and if the Funds grow. The Board also received and reviewed a memorandum from counsel to the Funds and the Independent Trustees regarding the Board’s responsibilities in evaluating the Investment Management Agreement.

First Sentier Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board examined the nature, extent, and quality of services to be provided to the Funds by the Adviser. The Board considered the terms of the Investment Management Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience managing the assets of each Predecessor Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices. The Board took into account the personnel expected to be involved in servicing the Funds as well as the materials and services proposed to be provided by the Adviser.  The Board expressed satisfaction with the quality, extent, and nature of the services expected from the Adviser.
The Board then considered the investment performance and expenses of the Funds. The Board noted that, although the Funds were not in operation yet, the Adviser had an established performance history managing the Predecessor Funds. The Board reviewed the performance history of each Predecessor Fund. As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of each Fund to (i) a certain number of funds with the same Morningstar investment category as each Fund, selected by FUSE, with similar pricing characteristics (each a “Peer Group”), (ii) a group of funds comprised of each Peer Group and all other funds with the same Morningstar investment category with similar pricing characteristics, excluding any outliers (each a “Peer Universe”), and (iii) the benchmarks of each Fund.  The Board compared each of the Funds to their respective Peer Group, Peer Universe, and benchmark.
The Board then considered the cost of services proposed to be provided and the profits projected to be realized by the Adviser as and if the Funds continued to grow following the Reorganizations.  The Board reviewed each management fee proposed to be paid by the Funds, the proposed contractual expense limitations, and the projected total operating expenses of each Fund.  In considering economies of scale for the Funds, the Board considered marketing and distribution plans and capacity of the Funds. The Board concluded that the proposed management fee was reasonable for each of the Funds.
The Board considered that the Adviser may derive fall-out financial or other benefits from its management of the Funds which may include, among other things, enhanced name recognition stemming from the management of the Funds.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee may have assigned different weights to the various factors considered.
B. BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT
Section 15 of the Investment Company Act of 1940 (the“1940 Act”) requires that the investment sub-advisory agreement between Datum One Series Trust (the “Trust”) and First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”) with respect to the First Sentier American Listed Infrastructure Fund and the First Sentier Global Listed Infrastructure Fund (each, a “Fund” and, together, the “Funds”) (the “Investment Sub-Advisory Agreement”) be approved by the vote of a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,”

First Sentier Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

as that term is defined in the 1940 Act (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is the duty of the Board to request and evaluate, and the duty of the Sub-Adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the Investment Sub-Advisory Agreement.
At a meeting held on May 20, 2025, (the “Meeting”), the Board formally considered and approved the Investment Sub-Advisory Agreement for an initial two-year term beginning on the date of the Reorganizations (as defined below). The Board noted that the Funds were to be newly created “shell” series of the Trust in anticipation of a proposed reorganization of the First Sentier American Listed Infrastructure Fund and the First Sentier Global Listed Infrastructure Fund (each a “Predecessor Fund” and, collectively, the “Predecessor Funds”), each a series of Advisors Series Trust (the reorganization of each Predecessor Fund with and into its respective Fund, each a “Reorganization” and, collectively, the “Reorganizations”).
Prior to the Meeting, the Board requested, and the Sub-Adviser provided, both written and oral reports containing information in connection with the consideration of the Investment Sub-Advisory Agreement, and the Board had the opportunity to ask questions and request further information.  In approving the Investment Sub-Advisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including: (1) the nature, extent, and quality of services to be furnished by the Sub-Adviser, projections of the Sub-Adviser’s costs of providing the services and possible economies of scale as and if the Funds grow larger, and whether and how the benefits of scale may be shared with the Funds; (2) the Funds’ interest in having a financially strong Sub-Adviser capable of competing with other investment advisers and financial institutions in attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of administering a developing and expanding investment management business; (3) the risks assumed by the Sub-Adviser in complying with investment restrictions and applicable securities and tax laws, and its possible substantial liabilities to the Funds for failure to comply; (4) the volatility of the financial markets and thus of investment management fee income; (5) comparative expense ratios and management fees of competitive funds; (6) fall-out benefits to the Sub-Adviser and its affiliates, if any; and (7) the projected profitability of the Sub-Adviser from providing services to the Funds as and if the Funds grow. The Board also received and reviewed a memorandum from counsel to the Funds and the Independent Trustees regarding the Board’s responsibilities in evaluating the Investment Sub-Advisory Agreement.
The Board examined the nature, extent, and quality of services to be provided to the Funds by the Sub-Adviser. The Board considered the terms of the Investment Sub-Advisory Agreement, information and reports provided by the Sub-Adviser on its personnel and operations, and the Sub-Adviser’s experience managing the assets of each Predecessor Fund. The Board reviewed the Sub-Adviser’s investment philosophy and portfolio construction process and the Sub-Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices.

First Sentier Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board took into account the personnel expected to be involved in servicing the Funds as well as the materials and services proposed to be provided by the Sub-Adviser. The Board expressed satisfaction with the quality, extent, and nature of the services expected from the Sub-Adviser.
The Board then considered the investment performance and expenses of the Funds. The Board noted that, although the Funds were not in operation yet, the Sub-Adviser had an established performance history managing the Predecessor Funds. The Board reviewed the performance history of each Predecessor Fund. As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”).  The FUSE Report consisted of comparisons of each Fund to (i) a certain number of funds with the same Morningstar investment category as each Fund, selected by FUSE, with similar pricing characteristics (each a “Peer Group”), (ii) a group of funds comprised of each Peer Group and all other funds with the same Morningstar investment category with similar pricing characteristics, excluding any outliers (each a “Peer Universe”), and (iii) the benchmarks of each Fund.  The Board compared each of the Funds to their respective Peer Group, Peer Universe, and benchmark.
The Board then considered the cost of services proposed to be provided and the profits projected to be realized by the Sub-Adviser as and if the Funds continued to grow following the Reorganizations.  The Board reviewed each sub-advisory fee proposed to be paid by the Funds, the proposed contractual expense limitations, and the projected total operating expenses of each Fund.  In considering economies of scale for the Funds, the Board considered marketing and distribution plans and capacity of the Funds. The Board concluded that the proposed sub-advisory fee was reasonable for each of the Funds.
The Board considered that the Sub-Adviser may derive fall-out financial or other benefits from its management of the Funds which may include, among other things, enhanced name recognition stemming from the management of the Funds.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee may have assigned different weights to the various factors considered.

Investment Adviser
First Sentier Investors (US) LLC
1290 Avenue of the Americas, 17th Floor
New York, NY 10104
Investment Sub-Adviser
First Sentier Investors (Australia) IM Ltd
Level 5, Tower Three International Towers Sydney
300 Barangaroo Avenue
Barangaroo NSW 2000, Australia
Custodian, Transfer Agent, Fund Accountant and Fund Administrator
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive,
Chicago, Illinois 60606-4301
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199
Distributor
Foreside Financial Services, LLC
190 Middle St., Suite 301
Portland, Maine 04101
For Additional Information, call 866-811-6468 (toll free) or 312-557-3182

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) The previous independent public accountant's letter is filed herewith.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Datum One Series Trust

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	June 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 2, 2026

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer and

Date:	June 2, 2026